Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	9 Months Ended
Sep. 30, 2012
Advances for Vessels Under Construction and Acquisitions [Table Text Block]

Balance, December 31, 2011	22,347,811
Advances paid	61,632,106
Capitalized interest	160,439
Capitalized expenses	721,220
Vessels delivered (Note 6)	(65,661,576)
Balance, September 30, 2012	19,200,000